Bonds, Borrowings and Lease Liabilities - Schedule of Details of Bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Carrying Amount	¥ 2,369,231	¥ 2,157,755
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Carrying Amount	¥ 280,000	295,696
Bonds [member] | Japanese Yen Corporate Bonds Maturity 2019 [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Feb. 15, 1999
Carrying Amount		696
Maturity date	February 15, 2019
Bonds [member] | The 58th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Sep. 02, 2008
Carrying Amount		30,000
Maturity date	June 20, 2018
Bonds [member] | The 59th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Sep. 02, 2008
Carrying Amount	¥ 10,000	10,000
Maturity date	June 20, 2028
Bonds [member] | The 61st Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Dec. 02, 2008
Carrying Amount		15,000
Maturity date	September 20, 2018
Bonds [member] | The 63rd Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Jun. 09, 2009
Carrying Amount	¥ 20,000	20,000
Maturity date	June 20, 2019
Bonds [member] | The 64th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Apr. 20, 2010
Carrying Amount	¥ 20,000	20,000
Maturity date	March 19, 2020
Bonds [member] | The 65th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Aug. 31, 2010
Carrying Amount	¥ 15,000	15,000
Maturity date	June 19, 2020
Bonds [member] | The 67th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	May 24, 2011
Carrying Amount	¥ 30,000	30,000
Maturity date	March 19, 2021
Bonds [member] | The 65th No2 Issue Of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	May 31, 2011
Carrying Amount		10,000
Maturity date	May 31, 2018
Bonds [member] | The 68th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Oct. 20, 2011
Carrying Amount	¥ 15,000	15,000
Maturity date	September 17, 2021
Bonds [member] | The 68th No2 Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Oct. 20, 2011
Carrying Amount		10,000
Maturity date	October 19, 2018
Bonds [member] | The 70th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Apr. 20, 2012
Carrying Amount	¥ 10,000	10,000
Maturity date	April 19, 2019
Bonds [member] | The 69th No2 Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Jul. 20, 2012
Carrying Amount	¥ 10,000	10,000
Maturity date	June 20, 2019
Bonds [member] | The 70th No2 Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Jul. 20, 2012
Carrying Amount	¥ 20,000	20,000
Maturity date	June 20, 2022
Bonds [member] | The 1st Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Sep. 26, 2016
Carrying Amount	¥ 10,000	10,000
Maturity date	September 18, 2026
Bonds [member] | The 2nd Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Sep. 26, 2016
Carrying Amount	¥ 10,000	10,000
Maturity date	September 19, 2031
Bonds [member] | The 3rd Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	May 25, 2017
Carrying Amount	¥ 10,000	10,000
Maturity date	May 20, 2024
Bonds [member] | The 4th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	May 25, 2017
Carrying Amount	¥ 10,000	10,000
Maturity date	May 20, 2027
Bonds [member] | The 5th Issue Of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Dec. 08, 2017
Carrying Amount	¥ 10,000	10,000
Maturity date	December 20, 2024
Bonds [member] | The 6th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Dec. 08, 2017
Carrying Amount	¥ 10,000	10,000
Maturity date	December 20, 2027
Bonds [member] | The 7th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Jun. 12, 2018
Carrying Amount	¥ 20,000
Maturity date	June 20, 2023
Bonds [member] | The 8th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Jun. 12, 2018
Carrying Amount	¥ 20,000
Maturity date	June 20, 2025
Bonds [member] | The 9th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Jun. 12, 2018
Carrying Amount	¥ 20,000
Maturity date	June 20, 2028
Bonds [member] | The 19th Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Jun. 02, 2008
Carrying Amount		10,000
Maturity date	June 1, 2018
Bonds [member] | The 23rd Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Mar. 10, 2014
Carrying Amount		¥ 10,000
Maturity date	March 8, 2019
Bonds [member] | The 2nd Issue of Unsecured Corporate Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date	Dec. 07, 2017
Carrying Amount	¥ 10,000
Maturity date	December 6, 2024